ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2015
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
Schedule of Subsidiaries

Company	Date of establishment/acquisition	Place of establishment	Percentage of ownership by the Company	Principal activities
Ascendium Group Limited (“Ascendium”)	September 10, 2007	British Virgin Islands (“BVI”)	100%	Investment holding
Our Medical Services Limited (“OMS”)	August 22, 1996	BVI	100%	Investment holding
Medstar Oversea Ltd. (“Medstar Overseas”)	September 22, 2011	BVI	100%	Investment holding
US Proton Therapy Holdings Limited (“Proton BVI”)	May 16, 2011	BVI	100%	Investment holding
US Proton Therapy Holdings Limited (“US Proton”)	June 29, 2011	United States of America	100%	Investment holding
Concord Medical Services (International) Pte. Ltd. (“China Medstar”) (formerly known as China Medstar Pte. Limited)	August 8, 2003	Singapore	100%	Investment holding
Cyber Medical Networks Limited (“Cyber”)	May 26, 2006	Hong Kong	100%	Investment holding
China Medical Services (Holdings) Limited (“CMS Holdings”)	July 18, 2008	Hong Kong	100%	Investment holding
King Cheers Holdings Limited (“King Cheers”)	May 18, 2001	Hong Kong	100%	Investment holding
Shenzhen Aohua Medical Technology and Services Co., Ltd. (“AMT”)	February 21, 2008	PRC	100%	Leasing of medical equipment and provision of management services
Medstar (Shanghai) Leasing Co., Ltd. (“MSC”)	March 21, 2003	PRC	100%	Leasing of medical equipment and provision of management services
Beijing Meizhong Jiahe Hospital Management Co., Ltd.*(“MHM”)	July 23, 2008	PRC	100%	Provision of management services
Beijing Yundu Internet Technology Co., Ltd. (“Yundu”)	July 26, 2007	PRC	100%	Provision of management services
Tianjin Concord Medical Technology Limited**	April 22, 2010	PRC	100%	Leasing of medical equipment and provision of management services
Guangzhou Jinkangshenyou Investment Co., Ltd. (“JKSY”)	August 12, 2010	PRC	100%	Leasing of medical equipment
Guangzhou Concord Medical Cancer Hospital Co., Ltd. (“GZ Proton”)	June 29, 2011	PRC	70%	Medical technology research and development, and provision of management and consulting services.
CCM (Hong Kong) Medical Investments Limited (“CCM (HK)”)***	June 03, 2013	Hong Kong	85.71%	Investment holding
CMS Radiotherapy Holdings Limited (“CMS (USA)”)	August 13, 2013	United States of America	100%	Investment holding
Shenzhen Concord Medical Investment Limited (“SZ CMS”)	January 10, 2014	PRC	100%	Investment holding
Shanghai Concord Oncology Hospital Limited (“SHC”)***	March 17, 2014	PRC	90%	Group's medical treatment and service business
Global Medical Imaging (HongKong) Limited. (“GMI”)	May 26, 2014	Hong Kong	100%	Investment holding
Allcure Medical Holdings Limited (“Allcure BVI”)	July 29, 2014	BVI	100%	Investment holding
Datong Meizhong Jiahe Cancer Center (“DTMZ”)	October 23, 2014	PRC	100%	Group's medical treatment and service business
Concord Healthcare Singapore Pte. Ltd. (“CHS”)	April1, 2015	Singapore	100%	Group's medical treatment and service business
Wuxi Concord Medical Development Ltd.	December 29, 2015	PRC	100%	Group's medical treatment and service business
Beijing Allcure Medical Technology Ltd.	February 5, 2015	PRC	100%	Group's medical treatment and service business
Concord Hospital Management Group Ltd.	July 7, 2015	Hong Kong	100%	Group's medical treatment and service business